Net Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss attributable to Aptorum Group Limited	$ (2,643,796)	$ (5,487,104)
Basic weighted average shares outstanding	5,339,608	3,849,621
Diluted weighted average shares outstanding	5,339,608	3,849,621
Basic loss per share	$ (0.5)	$ (1.43)
Diluted loss per share	$ (0.5)	$ (1.43)